Alkuri Merger and PIPE Transaction	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Reverse Recapitalization [Abstract]
Alkuri Merger and PIPE Transaction

5.Alkuri Merger and PIPE Transaction

On June 3, 2021, we entered into the Merger Agreement with Alkuri, Alkuri’s sponsor and the Founder and Chief Executive Officer of Babylon. The Merger Agreement provided for the Merger, and Alkuri and Babylon entered into subscriptions agreements (the “Subscription Agreements”) with certain accredited investors (the “PIPE Investors”) providing for issuance and the sale, in private placements, of an aggregate of 22,400,000 Class A ordinary shares to the PIPE Investors at a price of $10.00 per share (the “PIPE Transaction”). The Merger and the PIPE Transaction closed on October 21, 2021 and were effectuated as follows:

●	The shareholders of Alkuri, including Alkuri’s sponsor, exchanged their equity interests for Class A ordinary shares of Babylon Holdings Limited. As Alkuri does not meet the definition of a business, the Merger was accounted for as a recapitalization in accordance with IFRS 2 with Babylon Holdings Limited being the accounting successor. At the closing of the Merger, Alkuri merged with and into Liberty USA Merger Sub, Inc., a new wholly owned subsidiary, with Alkuri continuing as the surviving company and a wholly owned subsidiary of Babylon Holdings Limited. Each Alkuri unit consisting of Alkuri common stock and warrants was automatically separated into its component securities without any action on the part of the holders of such units. Each share of Alkuri common stock was automatically converted into the right to receive one Class A ordinary share of Babylon Holdings Limited. Each warrant to purchase shares of Alkuri’s common stock that was outstanding immediately prior to the Merger was assumed by the Company and automatically converted into a warrant to purchase Class A ordinary shares in the Company.
●	Pursuant to the Merger Agreement, the Company issued 10,973,903 Class A ordinary shares to the shareholders of Alkuri (excluding the Sponsor Earnout Shares discussed below) and assumed warrants previously issued by Alkuri, consisting of 5,933,333 private placement warrants and 8,625,000 public warrants, which were converted into warrants to purchase 14,558,333 Class A ordinary shares (“Alkuri Warrants”). The warrants to purchase 14,558,333 Class A ordinary shares give the holder the right to purchase such shares at a fixed amount for a period of five years subject to the terms and conditions of the warrant agreement. The issuance of shares to shareholders and investors in Alkuri as part of the Merger resulted in a $122.8 million increase in Share premium. The impact to Share capital was not material.
●	As part of the Merger, Babylon issued 38,800,000 Class B ordinary shares to its Founder and Chief Executive Officer (“Stockholder Earnout”) and 1,293,750 Class A ordinary shares to Alkuri’s sponsor (“Sponsor Earnout Shares”), subject to transfer restrictions if and until milestones based on the trading price of the Class A ordinary shares on the New York Stock Exchange following the closing of the Merger are achieved (collectively “Earnout Shares”). The restrictions on the Earnout Shares are to be released in four equal portions subject to achieving milestones on the trading price of our Class A ordinary shares on the New York Stock Exchange of $12.50, $15.00, $17.50 and $20.00 within and for specified time periods. In the event that such milestones are not met within and for the required time periods, all of the Earnout Shares for which the applicable milestone has not been met will be automatically converted into redeemable shares of Babylon, which Babylon can redeem for $1.00. As continuing employment is not a condition for achievement of the Earnout Shares, it was concluded that the Earnout Shares were not compensatory in nature and should be accounted for as an equity transaction between parties to the Merger. Therefore, the Earnout Shares were reflected in the measurement of the Recapitalization transaction expense. See Note 15 for additional discussion.
●	In exchange for the Class A ordinary shares and warrants issued to Alkuri, and the issuance of the Stockholder Earnout Shares and the Sponsor Earnout Shares, the Company received the net assets held by Alkuri of $5.3 million, which was primarily composed of cash held in Alkuri’s trust account of $36.4 million and current liabilities of $31.1 million. In accordance with IFRS 2, the difference between the fair value of the identifiable net assets contributed by Alkuri and the fair value of the equity instruments issued to the former Alkuri shareholders (including its sponsor) is treated as an expense, resulting in a Recapitalization transaction expense of $148.7 million included within Operating loss.
●	Concurrent with the Merger, the Company received proceeds of $224.0 million through the private placement of Class A ordinary shares to the PIPE Investors, which included existing investors, Alkuri’s sponsor, and other new investors in the PIPE Transaction. The PIPE Transaction has been treated as a capital contribution, which resulted in a $224.2 million increase in Share premium. The impact to Share capital was not material.

Upon the closing of the Merger and PIPE Transaction, Babylon Holdings Limited became a publicly traded corporation, listing its Class A ordinary shares and its public warrants on the New York Stock Exchange under the ticker symbols BBLN and BBLN.W, respectively. Babylon incurred incremental transaction costs directly attributable to the issuance of shares the shareholders of Alkuri pursuant to the Merger Agreement and to the PIPE Investors in the PIPE Transaction, which were reflected as a reduction in Share premium.